Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail) - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 9,932,223
Financial assets ending balance	9,642,833	$ 9,932,223
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(135)
Provision for impairment loss	0	(20)
Reversal of impairment loss	21
Financial assets ending balance	(114)	(135)
Contract assets [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance		(115)
Adjustments for applying new standards		(115)
Accounts and notes receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(2,141)
Provision for impairment loss	0	(322)
Reversal of impairment loss	790
Financial assets ending balance	(1,351)	(2,141)
Accounts and notes receivable including related parties [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance		(1,819)
Adjustments for applying new standards		(1,819)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(13)
Provision for impairment loss	(5)	(7)
Reversal of impairment loss	0	1
Financial assets ending balance	$ (18)	(13)
Other receivable including related parties [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance		(7)
Adjustments for applying new standards		$ (7)